Condensed Financial Information of the Parent Company (Details)	Apr. 30, 2026
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%
Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%